Utility Plant and Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Regulated Operations [Abstract]
Amortization of intangibles		$ 11.7	$ 10.3	$ 9.3
Purchase of portion of corporate headquarters office complex	$ 16.5